Long-Term Incentive Plan (Changes In Non-Vested Unit Awards) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2019 (in shares)	501,403
Units granted (in shares)	377,865
Units vested during 2019 (in shares)	(204,800)
Units forfeited during 2019 (in shares)	(34,248)
Non-vested units - 12/31/19 (in shares)	640,220	501,403
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2019 (in dollars per share)	$ 76.65
Units granted during 2019 (in dollars per share)	63.27
Units vested during 2019 (in dollars per share)	81.67
Units forfeited during 2019 (in dollars per share)	68.25
Non-vested units - 12/31/19 (in dollars per share)	$ 67.02	$ 76.65
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2019 (in shares)	390,015
Units granted (in shares)	182,834	218,923	189,544
Units vested during 2019 (in shares)	(173,842)
Units forfeited during 2019 (in shares)	(19,103)
Non-vested units - 12/31/19 (in shares)	379,904	390,015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2019 (in dollars per share)	$ 77.66
Units granted during 2019 (in dollars per share)	63.65	$ 73.80	$ 82.34
Units vested during 2019 (in dollars per share)	82.31
Units forfeited during 2019 (in dollars per share)	70.69
Non-vested units - 12/31/19 (in dollars per share)	$ 69.14	$ 77.66
Time-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested units - 1/1/2019 (in shares)	111,388
Units granted (in shares)	195,031	83,564	30,604
Units vested during 2019 (in shares)	(30,958)
Units forfeited during 2019 (in shares)	(15,145)
Non-vested units - 12/31/19 (in shares)	260,316	111,388
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested units - 1/1/2019 (in dollars per share)	$ 73.09
Units granted during 2019 (in dollars per share)	62.91	$ 71.03	$ 79.10
Units vested during 2019 (in dollars per share)	78.05
Units forfeited during 2019 (in dollars per share)	65.18
Non-vested units - 12/31/19 (in dollars per share)	$ 63.92	$ 73.09